Cover	Mar. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 11, 2026
Entity File Number	001-38356
Entity Registrant Name	VYNE Therapeutics Inc.
Entity Central Index Key	0001566044
Entity Tax Identification Number	45-3757789
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	P.O. Box 125
Entity Address, City or Town	Stewartsville
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08886
City Area Code	800
Local Phone Number	775-7936
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	VYNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false